Transactions in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)
Transactions in Foreign Currency [Abstract]
Transactions in foreign currency purchase	3.358	3.758
Transactions in foreign currency sale	3.368	3.77
Net gain from exchange (in Nuevos Soles)	S/ 2,619,000
Net loss from exchange (in Nuevos Soles)		S/ 836,000